RELATED PARTY TRANSACTIONS AND BALANCES (Details) ¥ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2021 USD ($)
RELATED PARTY TRANSACTIONS AND BALANCES
Due from related parties, current:	¥ 1,665	¥ 1,802		$ 261
Due from related parties, non-current	25	25		4
Due to related parties, current	138	241		$ 22
Tongcheng-eLong
RELATED PARTY TRANSACTIONS AND BALANCES
Commissions from related parties	186	151	¥ 217
Commissions to related parties	294	324	579
Tongcheng-eLong | Trade related
RELATED PARTY TRANSACTIONS AND BALANCES
Due from related parties, current:	1,146	1,084
Due to related parties, current	61	127
Huazhu
RELATED PARTY TRANSACTIONS AND BALANCES
Commissions from related parties	100	78	72
BTG
RELATED PARTY TRANSACTIONS AND BALANCES
Commissions from related parties	73	49	¥ 91
Shangcheng
RELATED PARTY TRANSACTIONS AND BALANCES
Commissions from related parties	265
Tujia
RELATED PARTY TRANSACTIONS AND BALANCES
Loans provided to and interest income	4	347
Repayment of loan and interest	302
Loans provided		340
Interest income from loans		7
Tujia | Non-trade related
RELATED PARTY TRANSACTIONS AND BALANCES
Due from related parties, current:	49	¥ 347
Tujia | Maximum [Member]
RELATED PARTY TRANSACTIONS AND BALANCES
Term of loans		18 months
Tujia | Minimum [Member]
RELATED PARTY TRANSACTIONS AND BALANCES
Term of loans		15 months
LY.com
RELATED PARTY TRANSACTIONS AND BALANCES
Commissions from related parties	50
Loans provided to and interest income	50
Others | Trade related
RELATED PARTY TRANSACTIONS AND BALANCES
Due from related parties, current:	420	¥ 371
Due to related parties, current	77	114
Others | Non-trade related
RELATED PARTY TRANSACTIONS AND BALANCES
Due from related parties, non-current	25	¥ 25
Lvyue | Non-trade related
RELATED PARTY TRANSACTIONS AND BALANCES
Due from related parties, current:	¥ 50